QUARTERLY FINANCIAL DATA (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2015
QUARTERLY FINANCIAL DATA (UNAUDITED)
Schedule of quarterly financial data

Quarter Ended
	December 31	September 30	June 30	March 31
(in thousands, except per share data)
Year ended December 31, 2015:
Revenues	$ 21,289	$ 21,466	$ 23,208	$ 24,264
Cost of revenues	$ 8,312	$ 8,311	$ 9,046	$ 10,872
Operating income (loss)	$ 981	$ 712	$ (54)	$ (2,948)
Income (loss) from continuing operations	$ 1,040	$ 930	$ 139	$ (2,898)
Income from discontinued operations, net of income tax	$ 1,484	$ 25,021	$ 2,218	$ 2,039
Net income (loss)	$ 2,524	$ 25,951	$ 2,357	$ (859)
Net income (loss) attributable to common stockholders	$ 2,446	$ 24,989	$ 2,261	$ (859)
Income (loss) from continuing operations per common share—basic	$ 0.06	$ 0.00	$ 0.00	$ (0.20)
Income (loss) from continuing operations per common share—diluted	$ 0.06	$ 0.00	$ 0.00	$ (0.20)
Net income (loss) per common share—basic	$ 0.17	$ 1.69	$ 0.15	$ (0.06)
Net income (loss) per common share—diluted	$ 0.16	$ 1.69	$ 0.15	$ (0.06)

Quarter Ended

	December 31	September 30	June 30	March 31

(in thousands, except per share data)
Year ended December 31, 2014:
Revenues	$ 26,001	$ 25,295	$ 26,201	$ 25,769
Cost of revenues	$ 9,895	$ 10,387	$ 10,149	$ 11,135
Operating income (loss)	$ 441	$ (1,530)	$ (81)	$ (6,004)
Income (loss) from continuing operations	$ 6,059	$ (1,845)	$ (532)	$ (6,517)
Income (loss) from discontinued operations, net of income tax	$ 943	$ 2,051	$ (1,718)	$ (3,870)
Net income (loss)	$ 7,002	$ 206	$ (2,250)	$ (10,387)
Net income (loss) attributable to common stockholders	$ 6,606	$ 206	$ (2,250)	$ (10,387)
Income (loss) from continuing operations per common share—basic	$ 0.40	$ (0.13)	$ (0.04)	$ (0.47)
Income (loss) from continuing operations per common share—diluted	$ 0.40	$ (0.13)	$ (0.04)	$ (0.47)
Net income (loss) per common share—basic	$ 0.46	$ 0.01	$ (0.16)	$ (0.75)
Net income (loss) per common share—diluted	$ 0.46	$ 0.01	$ (0.16)	$ (0.75)